Stockholders Deficit (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Non Employee Director [Member]
Expected volatility	200.00%
Forfeiture rate	0.00%
Expected dividend yield | shares	0.0
Assumed value per share of common stock on grant date	$ 0.15
Consultants [Member]
Expected life (years)	10 years
Expected volatility	200.00%
Risk-free interest rate	2.00%
Forfeiture rate	0.00%
Expected dividend yield | shares	0.0
Minimum [Member] | Non Employee Director [Member]
Expected life (years)	5 years
Risk-free interest rate	0.93%
Minimum [Member] | Consultants [Member]
Assumed value per share of common stock on grant date	$ 0.15
Maximum [Member] | Non Employee Director [Member]
Expected life (years)	10 years
Risk-free interest rate	3.39%
Maximum [Member] | Consultants [Member]
Assumed value per share of common stock on grant date	$ 0.125
Employees [Member]
Expected life (years)	10 years
Expected volatility	200.00%
Forfeiture rate	0.00%
Expected dividend yield | shares	0.0
Assumed value per share of common stock on grant date	$ 0.15
Employees [Member] | Minimum [Member]
Risk-free interest rate	2.00%
Employees [Member] | Maximum [Member]
Risk-free interest rate	3.39%